Significant Accounting Policies (Details) - Schedule of unaudited consolidated financial statements reflect the activities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
AGBA Merger Sub I Limited (“AMSI”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A British Island company Incorporated on November 26, 2021	A British Island company Incorporated on November 26, 2021
Ownership	100% Owned by AGBA	100% Owned by AGBA
AGBA Merger Sub II Limited (“AMSII”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A British Island company Incorporated on November 26, 2021	A British Island company Incorporated on November 26, 2021
Ownership	100% Owned by AGBA	100% Owned by AGBA